Financial instruments risk, Credit risk and Concentration of risk (Details) - Credit Risk [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Credit risk [Abstract]
Average payment period of significant client	180 days
TMM DM [Member]
Concentration of risk [Abstract]
Percentage of revenue	14.00%	17.00%
Helmsley Management [Member]
Concentration of risk [Abstract]
Percentage of revenue	7.00%	11.00%
Grupo Celanese [Member]
Concentration of risk [Abstract]
Percentage of revenue	13.00%	7.00%
Remaining Customers [Member] | Maximum [Member]
Concentration of risk [Abstract]
Percentage of revenue	4.00%	4.00%